Expense Example	Aug. 01, 2026 USD ($)
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,737
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	890
Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,381
Income Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	1,014
Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	946
Balanced Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,576
Balanced Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,297
Tributary Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	1,254
Expense Example, with Redemption, 5 Years	2,400
Expense Example, with Redemption, 10 Years	5,206
Tributary Small/Mid Cap Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,491
Small Company Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,660
Small Company Fund | Institutional Plus Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	$ 1,295